OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 25,504	$ 28,171
Payroll and employee tax accruals	698	714
Bunker obligations on time charter out contracts	435	1,599
Other current liabilities	1,440	11,651
Other current liabilities	$ 28,077	42,135
Other current liabilities, reclassification		$ 10,900